Income Tax and Deferred Taxes - Summary of Tax Years Potentially Subject to Examination (Detail)	12 Months Ended
Dec. 31, 2021
Argentina
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2015
Tax Examination Period End	2021
Brazil
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2017
Tax Examination Period End	2021
Chile
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2018
Tax Examination Period End	2021
Colombia
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2016
Tax Examination Period End	2021
Costa Rica
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2017
Tax Examination Period End	2021
Guatemala
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2018
Tax Examination Period End	2021
Panama
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2018
Tax Examination Period End	2021
Peru
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2017
Tax Examination Period End	2021